Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Trade and other payables
Trade payables	$ 1,517	$ 1,469
Other payables and accruals	340	438
Other tax and social security payable	111	49
Payables and accruals for exceptional items	16	35
Total	$ 1,984	$ 1,991	[1]	$ 1,632		$ 956

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements